Loss Per Share	6 Months Ended
Dec. 31, 2023
Loss per Share [Abstract]
Loss per share

12 Loss per share

(a)	Reconciliation of earnings used in calculating earnings per share

	Consolidated entity
	31 December 2023	31 December 2022
	$	$
Basic/diluted loss per share
Loss attributable to the ordinary equity holders of the company used in calculating basic/diluted earnings per share:
From continuing operations	(2,073,182)	(1,978,383)

(b)	Weighted average number of shares used as denominator

	Consolidated entity
	2023	2022
	Number	Number
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	227,798,346	227,798,346

The group is currently in a loss making position and thus the impact of any potential shares is concluded as anti-dilutive which includes the group’s options and warrants. Treasury shares are excluded from the calculation of weighted average number of ordinary shares.